UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. — Schedule of Investments

Longleaf Partners Fund

Schedule of Investments

September 30, 2014

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation	3,091,780	$499,167,881	6.2%

Capital Markets
The Bank of New York Mellon Corporation	8,181,331	316,862,950	4.0
Franklin Resources, Inc.	935,100	51,065,811	0.6

		367,928,761	4.6

Diversified Financial Services
Berkshire Hathaway Inc. – Class B*	2,740,320	378,547,805	4.7

Diversified Telecommunication Services
Level 3 Communications, Inc.*(a)	15,026,565	687,164,817	8.6
Vivendi S.A.	15,284,700	369,120,109	4.6

		1,056,284,926	13.2

Food Products
Mondelez International, Inc. – Class A	11,269,500	386,149,418	4.8

Health Care Equipment & Supplies
Abbott Laboratories	8,878,087	369,239,638	4.6

Hotels, Restaurants, & Leisure
McDonald’s Corporation	3,410,000	323,302,100	4.0

Industrial Conglomerates
Koninklijke Philips N.V.	13,374,100	426,782,661	5.3
Koninklijke Philips N.V. ADR	2,734,493	86,710,773	1.1

		513,493,434	6.4

Insurance
Aon plc	774,841	67,930,310	0.8
Loews Corporation	13,853,000	577,115,980	7.2
The Travelers Companies, Inc.	3,190,885	299,751,737	3.8

		944,798,027	11.8

Media
Scripps Networks Interactive, Inc. – Class A	2,556,465	199,634,352	2.5

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	18,608,927	427,819,232	5.3
CONSOL Energy Inc.(a)	11,692,000	442,659,120	5.5
Murphy Oil Corporation	5,178,829	294,727,158	3.7

		1,165,205,510	14.5

Real Estate Management & Development
Cheung Kong Holdings Limited	34,067,000	561,140,177	7.0

Total Common Stocks (Cost $5,113,618,601)		6,764,892,029	84.3

continued

Preferred Stock	Share Quantity	Market Value	% of Net Assets
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Convertible Preferred Stock 5.75%	10,000	$11,118,750	0.2%
Chesapeake Energy Corporation Convertible Preferred Stock – Series A 5.75%	35,480	39,449,325	0.5

Total Preferred Stocks (Cost $36,260,537)		50,568,075	0.7

Options Purchased	Share Equivalents
Insurance
Aon plc Call, 9/30/15, with J.P. Morgan, Strike Price $80 (Cost $30,018,784)	5,303,672	57,385,731	0.7

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 10/1/14, Repurchase price $467,830,000 (Collateral: $479,710,000 U.S. Treasury Notes, 2.12% – 2.15% due 6/30/21 to 9/30/21, Value $477,187,350)	467,830,000	467,830,000	5.8
U.S. Treasury Bills, 0.00% – 0.02% due 10/9/14 to 12/26/14	1,150,000,000	1,149,981,475	14.4

Total Short-Term Obligations (Cost $1,617,820,750)		1,617,811,475	20.2

Total Investments (Cost $6,797,718,672)		8,490,657,310	105.9

Options Written		(3,288,276)	-

Other Assets and Liabilities, Net		(472,697,305)	(5.9)

Net Assets		$8,014,671,729	100.0%

Net asset value per share		$34.90

Options Written	Share Equivalents	Unrealized Gain	Market Value	% of Net Assets
Insurance
Aon plc Put, 9/30/15, with J.P. Morgan, Strike Price $65 (Premiums received $22,858,826)	(5,303,672)	$19,570,550	$(3,288,276)	-%

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

See footnotes on page 9.

Longleaf Partners Small-Cap Fund

Schedule of Investments

September 30, 2014

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Communications Equipment
ViaSat, Inc.*(a)	3,054,635	$168,371,481	3.9%

Construction & Engineering
OCI N.V.*	6,731,600	207,926,033	4.8

Diversified Consumer Services
Graham Holdings Company – Class B(a)	428,000	299,424,520	6.9

Diversified Telecommunication Services
Level 3 Communications, Inc.*	8,662,900	396,154,417	9.1
tw telecom inc.*	5,382,000	223,945,020	5.1

		620,099,437	14.2

Hotels, Restaurants & Leisure
Vail Resorts, Inc.(a)	2,477,000	214,904,520	4.9

Industrial Conglomerates
Hopewell Holdings Limited(a)	54,532,000	191,023,703	4.4

Insurance
Everest Re Group, Ltd.	1,449,600	234,849,696	5.4
Fairfax Financial Holdings Limited	235,100	105,335,800	2.4

		340,185,496	7.8

Media
DreamWorks Animation SKG, Inc.*(a)	4,785,426	130,498,567	3.0
Scripps Networks Interactive, Inc. – Class A	2,052,600	160,287,534	3.7

		290,786,101	6.7

Paper & Forest Products
Deltic Timber Corporation	199,615	12,440,007	0.3

Real Estate Investment Trusts (REITs)
Empire State Realty Trust, Inc. – Class A(a)	12,270,850	184,308,167	4.2
Rayonier Inc.(a)	7,627,921	237,533,460	5.5

		421,841,627	9.7

Total Common Stocks (Cost $2,068,736,465)		2,767,002,925	63.6

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Cost $3,580,175)	189,210,080	2,122,369	-

continued

Short-Term Obligations	Principal Amount	Market Value	% of Net Assets
Repurchase Agreement with State Street Bank, 0.0% due 10/1/14, Repurchase price $193,838,000 (Collateral: $199,325,000 U.S. Treasury Notes, 2.15% – 2.25% due 9/30/21 to 8/15/22, Value $197,717,726)	193,838,000	$193,838,000	4.5%
U.S. Treasury Bills, 0.00% – 0.01% due 10/2/14 to 12/18/14	1,400,000,000	1,399,979,718	32.2

Total Short-Term Obligations (Cost $1,593,820,951)		1,593,817,718	36.7

Total Investments (Cost $3,666,137,591)		4,362,943,012	100.3

Other Assets and Liabilities, Net		(14,376,431)	(0.3)

Net Assets		$4,348,566,581	100.0%

Net asset value per share		$35.17

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

See footnotes on page 9.

Longleaf Partners International Fund

Schedule of Investments

September 30, 2014

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Commercial Services & Supplies
Mineral Resources Limited	7,965,822	$60,677,895	3.7%

Construction & Engineering
Ferrovial S.A.	2,739,147	53,123,669	3.3
OCI N.V.*	2,393,157	73,919,966	4.5

		127,043,635	7.8

Construction Materials
Lafarge S.A.	1,624,691	117,009,436	7.2

Diversified Financial Services
EXOR S.p.A.	2,946,277	114,393,234	7.0

Diversified Telecommunication Services
Colt Group S.A.*	32,870,900	71,246,483	4.4
Vivendi S.A.	3,027,700	73,117,886	4.5

		144,364,369	8.9

Food Products
Orkla ASA	7,985,900	72,217,719	4.4

Hotels, Restaurants & Leisure
Genting Berhad	15,896,500	45,986,217	2.8
Melco International Development Limited	46,756,700	108,147,657	6.6

		154,133,874	9.4

Household Durables
Iida Group Holdings Company Limited	3,903,100	47,758,926	2.9

Industrial Conglomerates
Koninklijke Philips N.V.	2,828,182	90,250,487	5.5

Insurance
Fairfax Financial Holdings Limited	3,545	1,588,326	0.1

Media
News Corporation – Class A*	467,300	7,640,355	0.4
News Corporation – Class B*	4,539,100	73,215,683	4.5

		80,856,038	4.9

Oil, Gas & Consumable Fuels
Koninklijke Vopak N.V.	1,251,290	67,524,743	4.1

Real Estate Management & Development
BR Properties S.A.	13,682,900	72,110,881	4.4
Cheung Kong Holdings Limited	6,703,000	110,409,564	6.7
K. Wah International Holdings Limited(a)	158,268,661	88,460,948	5.4

		270,981,393	16.5

continued

Common Stock	Share Quantity	Market Value	% of Net Assets
Textiles, Apparel & Luxury Goods
adidas AG	1,028,839	$76,994,317	4.7%
Christian Dior S.A.	443,985	74,415,280	4.6

		151,409,597	9.3

Total Common Stocks (Cost $1,411,185,265)		1,500,209,672	91.7

Preferred Stock
Metals & Mining
Manabi S.A. – Class A Preferred*(a)(b) (Cost $90,630,186)	91,000	56,713,178	3.5

Warrants
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Cost $29,512,850)	34,998,950	30,939,477	1.9

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Cost $3,915,343)	207,323,218	2,325,545	0.1

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 10/1/14, Repurchase price $40,009,000 (Collateral: $40,810,000 U.S. Treasury Note, 2.12% due 6/30/21, Value $40,810,000)	40,009,000	40,009,000	2.5

Total Investments (Cost $1,575,252,644)		1,630,196,872	99.7

Other Assets and Liabilities, Net		5,479,731	0.3

Net Assets		$1,635,676,603	100.0%

Net asset value per share		$16.37

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	Illiquid. Board Valued.

See footnotes on page 9.

Longleaf Partners Global Fund

Schedule of Investments

September 30, 2014

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Commercial Services & Supplies
Mineral Resources Limited	830,166	$6,323,607	3.9%

Construction & Engineering
OCI N.V.*	227,100	7,014,677	4.3

Construction Materials
Lafarge S.A.	97,900	7,050,709	4.3

Diversified Financial Services
EXOR S.p.A.	250,700	9,733,770	6.0

Diversified Telecommunication Services
Level 3 Communications, Inc.*	371,627	16,994,503	10.5
Vivendi S.A.	293,300	7,083,092	4.4

		24,077,595	14.9

Food Products
Orkla ASA	765,000	6,918,012	4.3

Hotels, Restaurants & Leisure
Genting Berhad	1,187,649	3,435,693	2.1
Melco International Development Limited	4,475,388	10,351,516	6.4

		13,787,209	8.5

Industrial Conglomerates
Hopewell Holdings Limited	1,687,500	5,911,254	3.6
Koninklijke Philips N.V.	324,556	10,356,949	6.4

		16,268,203	10.0

Insurance
Loews Corporation	184,215	7,674,397	4.7

Media
News Corporation – Class A*	66,000	1,079,100	0.7
News Corporation – Class B*	402,000	6,484,260	4.0

		7,563,360	4.7

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	311,700	7,165,983	4.4
Koninklijke Vopak N.V.	98,900	5,337,050	3.3
Murphy Oil Corporation	56,708	3,227,252	2.0

		15,730,285	9.7

Real Estate Management & Development
Cheung Kong Holdings Limited	642,029	10,575,286	6.5
K. Wah International Holdings Limited	11,175,298	6,246,198	3.8

		16,821,484	10.3

Textiles, Apparel & Luxury Goods
adidas AG	94,000	7,034,595	4.3

continued

Common Stock	Share Quantity	Market Value	% of Net Assets
Wireless Telecommunications Services
Vodafone Group plc ADR	234,700	$7,719,283	4.8%

Total Common Stocks (Cost $155,147,452)		153,717,186	94.7

Warrants
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Cost $4,008,255)	4,626,762	4,090,111	2.5

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Cost $257,895)	13,422,290	150,558	0.1

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 10/1/14, Repurchase price $4,587,000 (Collateral: $4,680,000 U.S. Treasury Note, 2.12% due 6/30/21, Value $4,680,000)	4,587,000	4,587,000	2.8

Total Investments (Cost $164,000,602)		162,544,855	100.1

Other Assets and Liabilities, Net		(14,408)	(0.1)

Net Assets		$162,530,447	100.0%

Net asset value per share		$12.48

*	Non-income producing security.

See footnotes on page 9.

Longleaf Partners Funds Trust

Notes to Schedules of Investments

September 30, 2014

(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2013 Annual Report, and the June 30, 2014 Semi-Annual Report, previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized appreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Unrealized Appreciation	$1,707,516,539	$769,913,953	$180,377,951	$8,947,487
Unrealized Depreciation	(14,577,901)	(73,108,532)	(125,433,723)	(10,403,234)

Net Unrealized Appreciation	$1,692,938,638	$696,805,421	$54,944,228	$(1,455,747)

Cost for Federal Income Tax Purposes	$6,808,244,353	$3,666,137,591	$1,575,707,482	$164,072,027

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2014.

	Shares at	Market Value at
	September 30, 2014	September 30, 2014	December 31, 2013
Partners Fund
CONSOL Energy Inc.	11,692,000	$442,659,120	$444,763,680
Level 3 Communications, Inc.*	15,026,565	687,164,817	498,431,161

		1,129,823,937	943,194,841

Small-Cap Fund
DineEquity, Inc.	-	-	105,411,192
DreamWorks Annimation SKG, Inc.*	4,785,426	130,498,567	-
Empire State Realty Trust, Inc. – Class A	12,270,850	184,308,167	187,744,005
Graham Holdings Company – Class B	428,000	299,424,520	283,900,960
Hopewell Holdings Limited	54,532,000	191,023,703	85,251,651
Rayonier Inc.	7,627,921	237,533,460	3,255,340
Texas Industries, Inc.*	-	-	516,589,866
Vail Resorts, Inc.	2,477,000	214,904,520	186,344,710
ViaSat, Inc.*	3,054,635	168,371,481	-

		1,426,064,418	1,368,497,724

International Fund
K. Wah International Holdings Limited	158,268,661	88,460,948	8,987,478
Manabi Holding S.A. – Class A Preferred*	91,000	56,713,178	77,882,577

		$145,174,126	$86,870,055

	Purchases	Sales	Dividend Income
Partners Fund
CONSOL Energy Inc.	$-	$-	$2,192,250
Level 3 Communications, Inc.*	-	-	-

	-	-	2,192,250

Small-Cap Fund
DineEquity, Inc.	-	101,822,260	1,257,790
DreamWorks Annimation SKG, Inc.*	95,129,168	-	-
Empire State Realty Trust, Inc. – Class A	-	-	3,129,067
Graham Holdings Company – Class B	-	-	3,274,200
Hopewell Holdings Limited	101,120,262	-	2,198,539
Rayonier Inc.	273,317,401	-	5,482,372
Texas Industries, Inc.*	-	694,631,708	-
Vail Resorts, Inc.	-	-	2,055,910
ViaSat, Inc.*	167,388,643	-	-

	636,955,474	796,453,968	17,397,878

International Fund
K. Wah International Holdings Limited	108,537,613	-	3,023,170
Manabi Holding S.A. – Class A Preferred*	-	-	-

	$108,537,613	$-	$3,023,170

*	- Non-income producing

4. Fair Value for Financial Reporting

Statement of Financial Accounting Standards ASC 820 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of September 30, 2014 follows:

	Level 1	Level 2	Level 3	Total Value
Partners
Common Stock	$6,764,892,029	$-	$-	$6,764,892,029
Preferred Stock	-	50,568,075	-	50,568,075
Short-Term Obligations	1,617,811,475	-	-	1,617,811,475
Options Purchased	-	57,385,731	-	57,385,731
Options Written	-	(3,288,276)	-	(3,288,276)

Total	8,382,703,504	104,665,530	-	8,487,369,034

Small-Cap
Common Stock	2,767,002,925	-	-	2,767,002,925
Short-Term Obligations	1,593,817,718	-	-	1,593,817,718
Options Purchased	-	2,122,369	-	2,122,369

Total	4,360,820,643	2,122,369	-	4,362,943,012

International
Common Stock	1,500,209,672	-	-	1,500,209,672
Preferred Stock	-	-	56,713,178	56,713,178
Short-Term Obligations	40,009,000	-	-	40,009,000
Warrants	30,939,477	-	-	30,939,477
Options Purchased	-	2,325,545	-	2,325,545

Total	1,571,158,149	2,325,545	56,713,178	1,630,196,872

Global
Common Stock	153,717,186	-	-	153,717,186
Short-Term Obligations	4,587,000	-	-	4,587,000
Warrants	4,090,111	-	-	4,090,111
Options Purchased	-	150,558	-	150,558

Total	$162,394,297	$150,558	$-	$162,544,855

The sole Level 3 security at September 30, 2014 was Manabi S.A. Class A Preferred (Manabi), an illiquid and fair valued investment of the Longleaf Partners International Fund acquired in a private placement. It is valued using a third party pricing agent and by taking into account company specific developments and other relevant factors. These other factors include: transactions in company shares; the value assigned to the investment in any subsequent capital raises; broker quotes, if available; trading multiples of comparable public companies, and other significant events (e.g., government action or natural disaster) that could impact values.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2014:

Level 3 Holdings	International Fund
Fair value beginning of period	$77,882,577
Unrealized loss	(21,169,399)

Fair value at September 30, 2014	$56,713,178

5. Derivatives Instruments

To the extent owned, options, swaps and forward currency contracts are included in a Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 19, 2014

By	/s/ Julie M. Bishop
Julie M. Bishop
Mutual Fund CFO & Principal, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 19, 2014